UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/05

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parnassus Investments
Address: One Market - Steuart Tower #1600
         San Francisco, CA 94105

Form 13F File Number: 28-05022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debra A. Early
Title:   Chief Financial Officer
Phone:   (415) 778-0200

Signature, Place, and Date of Signing:


/S/ Debra A. Early            San Francisco, CA        5/12/05
-----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         76

Form 13F Information Table Value Total:  1,124,565
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                       FORM 13F      NAME OF REPORTING MANAGER: Parnassus Investments                    #           DATE:03/31/05


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
Broacde Comm CONVERT  CONVERTIBLE    111621AB4            1,913    2,000,000    X                           2000000
2.0% 1/1/07
ETRADE GROUP CONVERT  CONVERTIBLE    269246AB0            1,013    1,000,000    X                           1000000
6%, 2/1/07
Automatic Data Proce  COMMON STOCK   053015103           23,824      530,000    X                            530000

AFLAC Incorporated    COMMON STOCK   001055102           28,877      775,000    X                            775000

Arthur J. Gallagher   COMMON STOCK   363576109           27,360      950,000    X                            950000

Altera Corporation    COMMON STOCK   021441100            1,582       80,000    X                             80000

Applied Materials     COMMON STOCK   038222105            8,125      500,000    X                            500000

Amgen, Inc.           COMMON STOCK   031162100            7,276      125,000    X                            125000

AnnTaylor Stores      COMMON STOCK   036115103            7,677      300,000    X                            300000

Apache Corporation    COMMON STOCK   037411105            9,185      150,000    X                            150000

Alexandria Real Esta  COMMON STOCK   015271109            6,438      100,000    X                            100000

AmSouth Bancorp       COMMON STOCK   032165102           15,570      600,000    X                            600000

BellSouth Corp.       COMMON STOCK   079860102           11,173      425,000    X                            425000

Boston Scientific Co  COMMON STOCK   101137107           30,022    1,025,000    X                           1025000

Cadence Design Syst.  COMMON STOCK   127387108            3,364      225,000    X                            225000

Colgate-Palmolive Co  COMMON STOCK   194162103           11,738      225,000    X                            225000

Credence Systems      COMMON STOCK   225302108              989      125,000    X                            125000

Cisco Systems, Inc.   COMMON STOCK   17275R102           30,413    1,700,000    X                           1700000

Devon Energy Corp.    COMMON STOCK   25179M103            4,775      100,000    X                            100000

Ennis Business Forms  COMMON STOCK   293389102            1,692      100,000    X                            100000

Electronics for Imag  COMMON STOCK   286082102            3,211      180,000    X                            180000

Energen Corporation   COMMON STOCK   29265N108            9,990      150,000    X                            150000

Electro Scientific    COMMON STOCK   285229100           12,797      660,000    X                            660000

Ethan Allen Interior  COMMON STOCK   297602104            4,800      150,000    X                            150000

FANNIE MAE            COMMON STOCK   313586109            4,084       75,000    X                             75000

Freddie Mac           COMMON STOCK   313400301           15,168      240,000    X                            240000

Forest Laboratories   COMMON STOCK   345838106           12,933      350,000    X                            350000

Cedar Fair, L.P.      COMMON STOCK   150185106           17,466      555,000    X                            555000

Gannett Co., Inc      COMMON STOCK   364730101           62,869      795,000    X                            795000

General Mills, Inc.   COMMON STOCK   370334104           27,033      550,000    X                            550000

GATX Corporation      COMMON STOCK   361448103            9,957      300,000    X                            300000

Genuine Parts Co.     COMMON STOCK   372460105           15,222      350,000    X                            350000

The Gap, Inc.         COMMON STOCK   364760108              218       10,000    X                             10000

The Home Depot, Inc.  COMMON STOCK   437076102            1,912       50,000    X                             50000

H.J. Heinz Company    COMMON STOCK   423074103           12,894      350,000    X                            350000

Hewlett-Packard Comp  COMMON STOCK   428236103           33,349    1,520,000    X                           1520000

H&R Block, Inc.       COMMON STOCK   093671105            1,265       25,000    X                             25000

Invitrogen Corp.      COMMON STOCK   46185R100           17,300      250,000    X                            250000

IVAX Corporation      COMMON STOCK   465823102            6,425      325,000    X                            325000

Johnson & Johnson     COMMON STOCK   478160104           13,432      200,000    X                            200000

Jefferson-Pilot Corp  COMMON STOCK   475070108            3,679       75,000    X                             75000

J.P. Morgan Chase     COMMON STOCK   46625H100           60,550    1,750,000    X                           1750000

Kimberly-Clark Corp   COMMON STOCK   494368103            8,216      125,000    X                            125000

Kinder Morgan, Inc.   COMMON STOCK   49455P101           11,355      150,000    X                            150000

Knight-Ridder, Inc.   COMMON STOCK   499040103           37,996      565,000    X                            565000

KeySpan Corporation   COMMON STOCK   49337W100           10,912      280,000    X                            280000

Laboratory Corporati  COMMON STOCK   50540R409           10,845      225,000    X                            225000

Lincoln National      COMMON STOCK   534187109            4,514      100,000    X                            100000

Mentor Graphics Corp  COMMON STOCK   587200106           32,880    2,400,000    X                           2400000

The McGraw-Hill Co.   COMMON STOCK   580645109           19,631      225,000    X                            225000

3M Co.                COMMON STOCK   88579Y101           26,135      305,000    X                            305000

Maguire Properties    COMMON STOCK   559775101           13,134      550,000    X                            550000

Montpelier Re Hld     COMMON STOCK   G62185106            4,394      125,000    X                            125000

North Fork Bancorp    COMMON STOCK   659424105            8,322      300,000    X                            300000

The Nautilus Group    COMMON STOCK   63910B102            6,534      275,000    X                            275000

Nokia Corp - ADR      COMMON STOCK   654902204           21,602    1,400,000    X                           1400000

New York Cmty Bancor  COMMON STOCK   649445103            3,632      200,000    X                            200000

ONEOK, Inc.           COMMON STOCK   682680103           10,787      350,000    X                            350000

Pitney Bowes Inc.     COMMON STOCK   724479100           27,072      600,000    X                            600000

Pfizer Inc.           COMMON STOCK   717081103           39,405    1,500,000    X                           1500000

The Proctor & Gamble  COMMON STOCK   742718109           22,525      425,000    X                            425000

Reebok International  COMMON STOCK   758110100            7,088      160,000    X                            160000

Ross Stores, Inc.     COMMON STOCK   778296103           32,200    1,105,000    X                           1105000

RadiSys Corporation   COMMON STOCK   750459109           11,682      825,000    X                            825000

Charles Schwab Corp   COMMON STOCK   808513105           14,189    1,350,000    X                           1350000

SLM Corporation       COMMON STOCK   78442P106           13,706      275,000    X                            275000

Synovus Financial     COMMON STOCK   87161C105            9,751      350,000    X                            350000

The ServiceMaster Co  COMMON STOCK   81760N109           17,550    1,300,000    X                           1300000

The Stanley Works     COMMON STOCK   854616109           11,318      250,000    X                            250000

Teradyne, Inc.        COMMON STOCK   880770102              584       40,000    X                             40000

Teleflex Incorporate  COMMON STOCK   879369106            6,909      135,000    X                            135000

Verizon Communicatio  COMMON STOCK   92343V104           16,863      475,000    X                            475000

WD-40 Company         COMMON STOCK   929236107            6,498      200,000    X                            200000

Wells Fargo & Co.     COMMON STOCK   949746101           65,780    1,100,000    X                           1100000

Washington Mutual     COMMON STOCK   939322103           10,270      260,000    X                            260000

Xilinx, Inc.          COMMON STOCK   983919101              731       25,000    X                             25000

GRAND TOTAL:                                          1,124,565